Fair Value Measurements (Tables) - SPRING VALLEY ACQUISITION CORP	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, by level within the fair value hierarchy:

December 31, 2021		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,320,939	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$14,375,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,774,000

December 31, 2020		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,301,973	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$18,975,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,685,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of December 31,	As of December 31,
	2021	2020
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied share price range (or underlying asset price)	$10.03	$10.12
Volatility	26.60%	21.0%
Term (years)	5.50	5.70
Risk-free rate	1.30%	0.46%
Dividend yield	0.0%	0.0%

Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, by level within the fair value hierarchy:

March 31, 2022		Significant	Significant
	Quoted Prices	Other	Other
	Markets	Observable	Unobservable
	in Active	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,344,333	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$22,540,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$17,444,000	$—

December 31, 2021		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,320,939	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$14,375,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,774,000

The following table presents a summary of the changes in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, measured on a recurring basis.

For the year ended December 31, 2021
Derivative warrant liabilities at January 1, 2021	$14,685,000
Change in fair value of derivative warrant liabilities	89,000
Derivative warrant liabilities at December 31, 2021	$14,774,000

For the period from August 20, 2020 (inception) through December 31, 2020
Derivative warrant liabilities at August 20, 2020 (inception)	$—
Issuance of Public and Private Warrants	22,529,000
Transfer of Public Warrants to Level 1	(12,650,000)
Change in fair value of derivative warrant liabilities	4,806,000
Derivative warrant liabilities at December 31, 2020	$14,685,000